Net Loss Per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Net Loss Per Share Attributable [Abstract]
Net loss	$ (35,823)	$ (9,230)
Weighted average shares used to computing basic net loss per share	334,762	25,844
Weighted average shares used to computing diluted net loss per share	334,762	25,844
Net loss per share attributable to common stockholders - basic	$ (107.01)	$ (357.14)
Net loss per share attributable to common stockholders diluted	$ (107.01)	$ (357.14)